Commitments and Contingencies (Details) - USD ($)		1 Months Ended	4 Months Ended	12 Months Ended
	Jan. 10, 2022	Sep. 17, 2021	Dec. 31, 2020	Dec. 31, 2021	Aug. 05, 2021
Commitments and Contingencies (Details) [Line Items]
Earnout milestones, description				The earnout milestones are as follows: (A) if the closing share price of ParentCo Class A Common Stock equals or exceeds $12.50 per share for any 20 trading days within any consecutive 30-trading day period commencing on or after the 150th day after the date on which the Closing takes place (the “Closing Date”) and ending on or prior to the five-year anniversary of the Closing Date (such period, the “Earnout Period”); (B) if the closing share price of ParentCo Class A Common Stock equals or exceeds $15.00 per share for any 20 trading days within any consecutive 30-trading day period during the Earnout Period; and (C) if the closing share price of ParentCo Class A Common Stock equals or exceeds $17.50 per share for any 20 trading days within any consecutive 30-trading day period during the Earnout Period. The $12.50, $15.00 and $17.50 share price milestones, respectively, shall also be deemed to have been achieved if (1) after the Closing Date and prior to the five-year anniversary of the Closing Date, there is a merger, consolidation, business combination, sale of substantially all the assets, reorganization, recapitalization, liquidation, dissolution or other similar transaction with respect to ParentCo and its subsidiaries, taken as a whole, whereby all or substantially all of the holders of the outstanding shares of ParentCo Class A Common Stock have such shares converted, exchanged or otherwise replaced with the right to receive cash, securities or other property (an “Earnout Strategic Transaction”), or a definitive agreement providing therefor has been entered into during such time and such transaction is ultimately consummated, and (2) the per share value of the consideration to be received in such transaction equals or exceeds $12.50, $15.00 or $17.50 per share, respectively.
Aggregate purchase shares (in Shares)				8,245,873
Aggregate commitment amount				$ 75,000,000
Subject shares of common stock (in Shares)				1,035,000
Deferred fee per unit (in Dollars per share)				$ 0.35
Aggregate value of deferred fee				$ 7,568,750
Cash transaction fee				12,301,684	$ 7,800,000
Advisory fee		$ 1,500,000
Gross proceeds, percentage		4.00%
Insurance policy fee				2,500,000
Filing fees				$ 100,000
ParentCo [Member]
Commitments and Contingencies (Details) [Line Items]
Common stock, par value (in Dollars per share)				$ 0.0001
Manscaped Holdings, LLC [Member]
Commitments and Contingencies (Details) [Line Items]
Shares outstanding (in Shares)			6,400,000	6,400,000
Deferred rent liability			$ 600,000	$ 1,600,000
Other long term obligations			600,000	1,400,000
Rent expense			$ 1,200,000	$ 1,500,000
Manscaped Holdings, LLC [Member] | Minimum [Member]
Commitments and Contingencies (Details) [Line Items]
Contractual term				1 year
Manscaped Holdings, LLC [Member] | Maximum [Member]
Commitments and Contingencies (Details) [Line Items]
Contractual term				3 years
Class A Common Stock [Member]
Commitments and Contingencies (Details) [Line Items]
Common stock, par value (in Dollars per share)				$ 0.0001
Earnout milestones, description				If, at any time during the period beginning on the Closing Date and ending five years after the Closing Date (such period, the “Sponsor Earnout Period”), the closing share price of ParentCo Class A Common Stock for 20 out of any 30 consecutive trading days equals or exceeds $12.50, then the First Target Sponsor Earnout Shares, or if such price equals or exceeds $15.00 per share, then the Second Target Sponsor Earnout Shares, will immediately vest and no longer be subject to forfeiture.
Total shares of common stock (in Shares)				38,270,000
Price per share (in Dollars per share)				$ 9.2
Sponsor shares (in Shares)				5,055,000
Class B Common Stock [Member]
Commitments and Contingencies (Details) [Line Items]
Common stock, par value (in Dollars per share)				$ 0.0001
Shares outstanding (in Shares)				5,630,000
Business Combination [Member]
Commitments and Contingencies (Details) [Line Items]
Capital stock, percentage				100.00%
Business Combination Agreement [Member] | Subsequent Event [Member]
Commitments and Contingencies (Details) [Line Items]
Units issued (in Shares)	22,244,958